[Shearman & Sterling LLP Letterhead]

March 29, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Lincoln Educational Services Corporation Registration Statement on Form S-1

Ladies and Gentlemen:

        Attached for filing on behalf of our clients, Lincoln Educational Services Corporation, a New Jersey corporation (the "Company"), under the Securities Act of 1933, as amended (the "Securities Act"), is a Registration Statement on Form S-1, including exhibits (the "Form S-1"), for registration of an as yet undetermined number of shares of common stock of the Company, no par value, with an estimated proposed aggregate offering price of $143,750,000.

        The registration fee in the amount of $16,919 has been calculated pursuant to Rule 457 under the Securities Act. The registration fee has been remitted to the Securities and Exchange Commission's account at the Mellon Bank by wire transfer.

        Should you have any questions pertaining to this filing, please call Rohan S. Weerasinghe at (212) 848-7088, the undersigned at (212) 848-8811 or my colleague David Fitzgerald at (212) 848-4837.

Sincerely yours,
/s/ CATHERINE R. JONES Catherine R. Jones